Capital Management - Summary of the Information Used as Base for Diluted Earnings Per Share Calculation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Average shares related to share-based payment warrants	8,129,577	8,560,918	14,865,332
Average shares related to share-based payment plans with employees	6,992,694	2,415,205	2,649,612